Provision for de-characterization of dam structures and asset retirement obligations (Details 1) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Balance at the beginning	$ 7,729
Revision to estimates - amounts for closed plants charged to the income statement	(172)
Revision to estimates - capitalized amounts for operating plants	21
Disbursements	(841)
Acquisition of Alianca Energia	23
Monetary and present value adjustments	320
Translation adjustment	(1,317)
Balance at the end	5,763
Decharacterization Of Upstream Geotechnical Structures [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	3,451
Revision to estimates - amounts for closed plants charged to the income statement	(206)
Revision to estimates - capitalized amounts for operating plants
Disbursements	(533)
Acquisition of Alianca Energia
Monetary and present value adjustments	185
Translation adjustment	(684)
Balance at the end	2,213
Provision for decommissioning, restoration and rehabilitation costs [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	3,779
Revision to estimates - amounts for closed plants charged to the income statement	(16)
Revision to estimates - capitalized amounts for operating plants	(12)
Disbursements	(218)
Acquisition of Alianca Energia	3
Monetary and present value adjustments	108
Translation adjustment	(538)
Balance at the end	3,106
Other environment related provision [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	499
Revision to estimates - amounts for closed plants charged to the income statement	50
Revision to estimates - capitalized amounts for operating plants	33
Disbursements	(90)
Acquisition of Alianca Energia	20
Monetary and present value adjustments	27
Translation adjustment	(95)
Balance at the end	$ 444